Treasury Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Treasury Shares (Details) [Line Items]
Shares purchases	1,683,544
Total shares (in Dollars)	$ 1,320	$ 1,574
Fully paid		254,000
NASDAQ Stock Exchange [Member]
Treasury Shares (Details) [Line Items]
Total shares (in Dollars)	$ 1,320